Expected Credit Losses Allowance (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Commercial loans	$ (140,245)	$ (142,783)
Mortgage loans	(14,412)	14,121
Consumer loans	(169,483)	(189,251)
Contingent loans	1,008	8
Loans and account receivable at FVOCI	5	431
Debt at FVOCI	(184)	66
Total	(323,311)	(317,408)
Stage 1 [Member] | Individual [Member]
Disclosure of financial assets [line items]
Commercial loans	(3,002)	79
Mortgage loans
Consumer loans
Contingent loans	45	(90)
Loans and account receivable at FVOCI	5	363
Debt at FVOCI
Total	(2,952)	352
Stage 1 [Member] | Collective [Member]
Disclosure of financial assets [line items]
Commercial loans	(4,930)	5,652
Mortgage loans	(1,177)	5,583
Consumer loans	(8,875)	1,861
Contingent loans	589	1,214
Loans and account receivable at FVOCI
Debt at FVOCI	(184)	66
Total	(14,577)	14,376
Stage 2 [Member] | Individual [Member]
Disclosure of financial assets [line items]
Commercial loans	(10,469)	(2,891)
Mortgage loans
Consumer loans
Contingent loans	10	11
Loans and account receivable at FVOCI		68
Debt at FVOCI
Total	(10,459)	3,752
Stage 2 [Member] | Collective [Member]
Disclosure of financial assets [line items]
Commercial loans	(8,686)	(1,533)
Mortgage loans	(4,998)	5,161
Consumer loans	(15,280)	192
Contingent loans	24	(68)
Loans and account receivable at FVOCI
Debt at FVOCI
Total	(28,940)	3,752
Stage 3 [Member] | Individual [Member]
Disclosure of financial assets [line items]
Commercial loans	(79,501)	(96,131)
Mortgage loans
Consumer loans
Contingent loans	152	(225)
Loans and account receivable at FVOCI
Debt at FVOCI
Total	(79,349)	(96,356)
Stage 3 [Member] | Collective [Member]
Disclosure of financial assets [line items]
Commercial loans	(33,657)	(47,959)
Mortgage loans	(8,237)	3,377
Consumer loans	(145,328)	(191,304)
Contingent loans	188	(834)
Loans and account receivable at FVOCI
Debt at FVOCI
Total	$ (187,034)	$ (236,720)